Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Classes of current inventories [abstract]
Raw materials	¥ 109,756	$ 16,869	¥ 51,060
Work in progress	48,102	7,393	71,399
Finished goods	20,176	3,101	16,281
Inventories	¥ 178,034	$ 27,363	¥ 138,740